UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Qwest Services Corp.                                                        1.6%
--------------------------------------------------------------------------------
Nextel Communications, Inc.                                                 1.5
--------------------------------------------------------------------------------
DEX Media, Inc.                                                             1.4
--------------------------------------------------------------------------------
HCA, Inc.                                                                   1.3
--------------------------------------------------------------------------------
EchoStar DBS Corp.                                                          1.2

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                     A                             1.5%
                     BBB                           3.0
                     BB                           28.5
                     B                            50.3
                     CCC                           5.8
                     CC                            0.2
                     D                             1.0
                     Not Rated                     0.8
                     Other Securities              8.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are subject to change, and based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently less than 16% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
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                      8 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended September 30, 2005, the Fund delivered very good performance, outperforming the performance of its primary benchmark, the Lehman Brothers Credit Index. We attribute this performance to the Fund's generally neutral stance, which positioned it to benefit from attractive yields in the range-bound market that prevailed during most of the period.

      The Fund began the reporting period with a focus on relatively high-rated, short-term, high-coupon credits, a posture that limited results in the final months of 2004 when a rally lifted high-yield bond markets. However, the Fund's defensive position bolstered performance during the first quarter of 2005, when inflation concerns caused prices of lower-rated credits to fall sharply.

      We entered the second half of the reporting period with the Fund positioned neutrally in expectation that the market would trade sideways within a fairly narrow range. This proved to be the case, except for a brief decline in May due to the downgrading of major U.S. automobile makers GM and Ford, and in September due to concerns regarding storm damage around the oil producing areas of the Gulf Coast. Although the Fund's holdings failed to appreciate in price in this environment, yields remained attractive and default rates remained benign.

      Heavy investments in the telecommunications sector produced many of the Fund's most significant contributions to performance. Telecommunications companies benefited from a surge in merger and acquisition activity when AT&T Corp. agreed to be purchased by SBC Communications, MCI, Inc. received bids from Verizon and Quest, and Western Wireless Corp. was bought by Alltel. The Fund also enjoyed relatively attractive returns from holdings in the cable television, energy and basic materials sectors, and from its relatively underweighted position in the airline industry. Late in the reporting period, the Fund further benefited from its position in Western Financial Bank, which received a buy-out bid from Wachovia.

      On the negative side, few individual holdings substantially detracted from performance with the exception of an investment in Norse CBO Ltd., which was negatively affected by technical changes to the Fund's structured note. Some of the Fund's holdings among movie theater operators also suffered due to weak box-office results.


                      9 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      As of the end of the period, we continue to allocate a relatively large percentage of the Fund's assets to instruments issued by wireless telecommunications companies, where we see evidence of good revenue growth and positive cash flow. We have also found a relatively large number of attractive investments in the gaming and leisure area, where we believe several solidly-capitalized companies are well-positioned to withstand a weakening business environment without experiencing a decline in credit quality. Finally, we continue to hold a modestly overweighted position among cyclicals, where we are watching for the long-term effects of the recent storm season. Conversely, while we have taken positions in GM and Ford, we have trimmed the Fund's exposure to more highly leveraged automotive suppliers and continue to maintain an underweighted position to the automobile industry as a whole. We also hold relatively few airline securities in light of concerns regarding fuel costs, and few retail securities, where we see little value in the current environment.

      The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2005. In the case of Class A and Class C shares, performance is measured over a ten fiscal year period. In the case of Class B shares, performance is measured from inception of the Class on October 2, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of Lehman Brothers Credit Index and the Merrill Lynch High Yield Master Index. The Lehman Brothers Credit Index is an unmanaged index of publicly-issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. The Merrill Lynch High Yield Master Index is an index of below investment grade (ratings are generally comparable to below BBB of S&P) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                      10 | OPPENHEIMER CHAMPION INCOME FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Oppenheimer Champion                        Merrill Lynch
                          Income Fund         Lehman Brothers      High Yield
                           (Class A)           Credit Index       Master Index

09/30/1995                   9,525               10,000              10,000
12/31/1995                   9,893               10,494              10,332
03/31/1996                  10,186               10,223              10,483
06/30/1996                  10,366               10,269              10,627
09/30/1996                  10,790               10,475              11,041
12/31/1996                  11,219               10,839              11,476
03/31/1997                  11,231               10,730              11,596
06/30/1997                  11,765               11,172              12,146
09/30/1997                  12,297               11,609              12,622
12/31/1997                  12,555               11,948              12,947
03/31/1998                  13,104               12,130              13,308
06/30/1998                  13,081               12,443              13,531
09/30/1998                  12,236               12,894              13,047
12/31/1998                  12,610               12,972              13,422
03/31/1999                  13,168               12,880              13,567
06/30/1999                  13,256               12,679              13,658
09/30/1999                  13,111               12,714              13,487
12/31/1999                  13,439               12,719              13,633
03/31/2000                  13,295               12,900              13,387
06/30/2000                  13,502               13,059              13,471
09/30/2000                  13,559               13,460              13,653
12/31/2000                  12,856               13,913              13,116
03/31/2001                  13,436               14,507              13,931
06/30/2001                  13,063               14,662              13,754
09/30/2001                  12,313               15,224              13,198
12/31/2001                  13,066               15,360              13,930
03/31/2002                  13,115               15,319              14,202
06/30/2002                  12,492               15,762              13,330
09/30/2002                  12,006               16,470              12,909
12/31/2002                  12,594               16,977              13,770
03/31/2003                  13,313               17,384              14,720
06/30/2003                  14,553               18,218              16,144
09/30/2003                  14,962               18,192              16,552
12/31/2003                  15,858               18,282              17,519
03/31/2004                  16,149               18,881              17,911
06/30/2004                  16,151               18,234              17,753
09/30/2004                  16,688               19,000              18,576
12/31/2004                  17,318               19,241              19,405
03/31/2005                  17,088               19,038              19,127
06/30/2005                  17,423               19,717              19,642
09/30/2005                  17,609               19,520              19,820

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 0.63%    5-Year 4.35%    10-Year 5.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Champion                        Merrill Lynch
                           Income Fund        Lehman Brothers       High Yield
                            (Class B)          Credit Index        Master Index

10/02/1995                   10,000               10,000              10,000
12/31/1995                   10,353               10,494              10,332
03/31/1996                   10,634               10,223              10,483
06/30/1996                   10,800               10,269              10,627
09/30/1996                   11,220               10,475              11,041
12/31/1996                   11,643               10,839              11,476
03/31/1997                   11,634               10,730              11,596
06/30/1997                   12,164               11,172              12,146
09/30/1997                   12,690               11,609              12,622
12/31/1997                   12,930               11,948              12,947
03/31/1998                   13,470               12,130              13,308
06/30/1998                   13,424               12,443              13,531
09/30/1998                   12,532               12,894              13,047
12/31/1998                   12,890               12,972              13,422
03/31/1999                   13,436               12,880              13,567
06/30/1999                   13,500               12,679              13,658
09/30/1999                   13,329               12,714              13,487
12/31/1999                   13,626               12,719              13,633
03/31/2000                   13,464               12,900              13,387
06/30/2000                   13,636               13,059              13,471
09/30/2000                   13,667               13,460              13,653
12/31/2000                   12,943               13,913              13,116
03/31/2001                   13,490               14,507              13,931
06/30/2001                   13,104               14,662              13,754
09/30/2001                   12,327               15,224              13,198
12/31/2001                   13,081               15,360              13,930
03/31/2002                   13,130               15,319              14,202
06/30/2002                   12,506               15,762              13,330
09/30/2002                   12,020               16,470              12,909
12/31/2002                   12,608               16,977              13,770
03/31/2003                   13,328               17,384              14,720
06/30/2003                   14,569               18,218              16,144
09/30/2003                   14,979               18,192              16,552
12/31/2003                   15,876               18,282              17,519
03/31/2004                   16,168               18,881              17,911
06/30/2004                   16,169               18,234              17,753
09/30/2004                   16,687               19,000              18,576
12/31/2004                   17,338               19,241              19,405
03/31/2005                   17,107               19,038              19,127
06/30/2005                   17,443               19,717              19,642
09/30/2005                   17,629               19,520              19,820

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year -0.08%   5-Year 4.31%    Since Inception (10/2/95) 5.84%


                      12 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Champion                       Merrill Lynch
                           Income Fund       Lehman Brothers       High Yield
                            (Class C)         Credit Index        Master Index

09/30/1995                   10,000              10,000              10,000
12/31/1995                   10,367              10,494              10,332
03/31/1996                   10,645              10,223              10,483
06/30/1996                   10,822              10,269              10,627
09/30/1996                   11,244              10,475              11,041
12/31/1996                   11,669              10,839              11,476
03/31/1997                   11,660              10,730              11,596
06/30/1997                   12,192              11,172              12,146
09/30/1997                   12,720              11,609              12,622
12/31/1997                   12,967              11,948              12,947
03/31/1998                   13,500              12,130              13,308
06/30/1998                   13,454              12,443              13,531
09/30/1998                   12,560              12,894              13,047
12/31/1998                   12,919              12,972              13,422
03/31/1999                   13,466              12,880              13,567
06/30/1999                   13,530              12,679              13,658
09/30/1999                   13,358              12,714              13,487
12/31/1999                   13,655              12,719              13,633
03/31/2000                   13,493              12,900              13,387
06/30/2000                   13,666              13,059              13,471
09/30/2000                   13,694              13,460              13,653
12/31/2000                   12,968              13,913              13,116
03/31/2001                   13,528              14,507              13,931
06/30/2001                   13,128              14,662              13,754
09/30/2001                   12,350              15,224              13,198
12/31/2001                   13,081              15,360              13,930
03/31/2002                   13,105              15,319              14,202
06/30/2002                   12,459              15,762              13,330
09/30/2002                   11,952              16,470              12,909
12/31/2002                   12,530              16,977              13,770
03/31/2003                   13,206              17,384              14,720
06/30/2003                   14,410              18,218              16,144
09/30/2003                   14,785              18,192              16,552
12/31/2003                   15,642              18,282              17,519
03/31/2004                   15,900              18,881              17,911
06/30/2004                   15,872              18,234              17,753
09/30/2004                   16,350              19,000              18,576
12/31/2004                   16,957              19,241              19,405
03/31/2005                   16,700              19,038              19,127
06/30/2005                   16,996              19,717              19,642
09/30/2005                   17,146              19,520              19,820

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 3.88%    5-Year 4.60%    10-Year 5.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER CHAMPION INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Champion                        Merrill Lynch
                           Income Fund        Lehman Brothers       High Yield
                            (Class N)          Credit Index        Master Index

03/01/2001                   10,000               10,000              10,000
03/31/2001                    9,680               10,062               9,868
06/30/2001                    9,412               10,169               9,743
09/30/2001                    8,871               10,559               9,349
12/31/2001                    9,419               10,653               9,867
03/31/2002                    9,437               10,625              10,060
06/30/2002                    8,983               10,932               9,442
09/30/2002                    8,630               11,423               9,144
12/31/2002                    9,051               11,775               9,754
03/31/2003                    9,560               12,057              10,427
06/30/2003                   10,428               12,635              11,436
09/30/2003                   10,710               12,617              11,725
12/31/2003                   11,340               12,680              12,410
03/31/2004                   11,536               13,095              12,687
06/30/2004                   11,526               12,647              12,575
09/30/2004                   11,896               13,178              13,158
12/31/2004                   12,347               13,345              13,745
03/31/2005                   12,158               13,204              13,548
06/30/2005                   12,384               13,675              13,913
09/30/2005                   12,518               13,538              14,039

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/05

1-Year 4.24%    5-Year N/A      Since Inception (3/1/01) 5.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                      14 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      15 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                      16 | OPPENHEIMER CHAMPION INCOME FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (4/1/05)         (9/30/05)        SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,030.50        $5.51
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,019.65         5.48
--------------------------------------------------------------------------------
Class B Actual               1,000.00         1,026.70         9.29
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,015.94         9.24
--------------------------------------------------------------------------------
Class C Actual               1,000.00         1,026.70         9.29
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,015.94         9.24
--------------------------------------------------------------------------------
Class N Actual               1,000.00         1,029.60         7.51
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00         1,017.70         7.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2005 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.08%
-------------------------------
Class B               1.82
-------------------------------
Class C               1.82
-------------------------------
Class N               1.47

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                      17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.5%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                       $  2,000,000     $       350,000
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                            437,665             118,169
------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
9.342% Sub. Bonds, 8/13/10 1                                                              7,500,000           6,487,500
                                                                                                        ----------------
Total Asset-Backed Securities (Cost $9,468,985)                                                               6,955,669

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,176,874)                   1,200,000             879,042

------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.3%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.1%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10             2,600,000           2,522,000
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                         2,000,000           2,060,000
------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                        3,743,902           3,350,793
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                   500,000             350,000
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                              2,400,000           1,788,000
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                      4,600,000           4,473,500
9% Sr. Nts., 7/1/15 3                                                                     3,750,000           3,712,500
------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                   900,000             900,000
------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                 1,900,000           2,023,500
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                     2,900,000           2,936,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                   2,400,000           2,694,000
------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                    1,350,000           1,350,000
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                               1,800,000           1,570,500
8.25% Sr. Unsec. Nts., 8/1/10                                                             1,000,000             955,000
                                                                                                        ----------------
                                                                                                             30,686,043

------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                      5,850,000           5,531,742
5.80% Sr. Unsec. Nts., 1/12/09                                                            1,100,000           1,027,133
7.375% Nts., 10/28/09                                                                     1,300,000           1,256,810


                                 18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES Continued
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                                    $  3,200,000     $     2,980,618
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                                     4,200,000           3,913,804
6.875% Nts., 9/15/11                                                                      2,850,000           2,595,455
7.25% Nts., 3/2/11                                                                        1,100,000           1,023,983
                                                                                                        ----------------
                                                                                                             18,329,545

------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                           3,000,000           3,165,000
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                          1,675,000           1,649,875
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                             1,900,000           2,028,250
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                           2,900,000           3,139,250
------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3                                                  770,000             785,400
------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                                  620,000             628,525
------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                        1,931,000           2,037,205
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                          1,400,000           1,477,000
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                          2,000,000           2,057,500
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                           3,650,000           3,517,688
9% Sr. Sub. Nts., 3/15/12                                                                 2,400,000           2,556,000
------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 3                                2,430,000           2,366,213
------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                     1,800,000           1,858,500
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                             1,041,000           1,152,908
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                             4,000,000           4,320,000
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                                  2,200,000           2,101,000
6.625% Sr. Nts., 7/15/15 3                                                                1,000,000             993,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                       5,350,000           5,778,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                        1,000,000           1,070,000
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                      1,250,000           1,250,000
6.375% Sr. Sub. Nts., 7/15/09                                                             1,200,000           1,206,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                      1,750,000           1,793,750
8% Sr. Sub. Nts., 4/1/12                                                                  4,100,000           4,346,000
------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 3,4                                                  2,250,000           2,385,000
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                             4,500,000           4,916,250
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                      3,350,000           3,542,625
------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                        1,245,000           1,226,325
6.875% Sr. Sub. Nts., 12/1/11                                                             1,500,000           1,515,000
8.875% Sr. Sub. Nts., 3/15/10                                                             2,200,000           2,332,000


                      19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                      $  4,500,000     $     4,522,500
------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                                            3,900,000                  --
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                               2,000,000           2,255,000
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                            2,300,000           2,288,500
9.625% Sr. Nts., 6/1/14                                                                     896,000             887,040
9.75% Sr. Nts., 4/15/13                                                                   1,900,000           1,881,000
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                        5,150,000           5,639,250
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                        8,150,000           8,190,750
6.875% Sr. Sub. Nts., 3/1/16 3                                                            1,230,000           1,253,063
------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                         2,700,000           3,064,500
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                          2,700,000           2,706,750
------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                     7,900,000           7,593,875
                                                                                                        ----------------
                                                                                                            104,312,242

------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                          2,800,000           2,968,000
------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                2,100,000           2,247,000
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                        400,000             425,942
9.75% Sr. Sub. Nts., 9/15/10                                                                600,000             685,815
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                       2,500,000           2,559,375
8.875% Sr. Sub. Nts., 4/1/12                                                              1,600,000           1,696,000
------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                            1,550,000           1,655,313
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                       1,950,000           2,073,685
------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                      3,615,000           3,325,800
------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                          1,700,000           1,717,000
------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                   1,300,000           1,316,250
9.25% Sr. Sub. Nts., 4/15/12                                                              2,000,000           2,150,000
------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  1,500,000           1,597,500
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                              1,900,000           1,966,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                     1,800,000           1,921,500
------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                         2,500,000           2,706,250
                                                                                                        ----------------
                                                                                                             31,011,930


                      20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                 $  1,130,000     $     1,146,950
------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                     1,700,000           1,870,000
                                                                                                        ----------------
                                                                                                              3,016,950

------------------------------------------------------------------------------------------------------------------------
MEDIA--11.2%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                                          1,740,000           1,270,200
8.125% Sr. Nts., Series B, 7/15/03 2                                                      2,870,000           2,152,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                    1,300,000             994,500
10.875% Sr. Unsec. Nts., 10/1/10 2                                                        2,700,000           2,025,000
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       1,500,000           1,496,250
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                           2,100,000           1,858,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                        4,059,000           3,876,345
------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                      3,450,000           3,070,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                               450,000             439,875
------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                  1,500,000           1,597,500
------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                       2,100,000           1,832,250
------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                               700,000             726,250
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec.
Unsub. Nts., 5/15/14 3,5                                                                  5,300,000           3,816,000
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                          15,900,000          16,059,000
------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                       1,400,000           1,452,500
------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                 4,800,000           3,384,000
------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                    1,800,000           1,937,250
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                       3,535,000           3,490,813
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                            3,500,000           3,823,750
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                 2,000,000           1,990,000
8.50% Sr. Nts., 8/15/10                                                                   2,200,000           2,337,500
9.875% Sr. Sub. Nts., 8/15/13                                                             3,613,000           4,005,914
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                12,100,000          12,493,250
------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                             5,026,000           5,509,753
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                          11,550,000          11,492,250
9.125% Sr. Nts., 1/15/09                                                                  4,991,000           5,265,505
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                 2,400,000           2,403,000
------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14            1,500,000           1,556,250
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                  3,246,000           2,986,320


                      21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
MEDIA--11.2%
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                   $  1,750,000     $     1,903,125
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Sub. Nts., 8/15/15 3                                                           3,667,000           3,749,508
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                        1,000,000           1,050,000
------------------------------------------------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs., 7/15/29                                                 1,300,000           1,265,224
------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                        2,525,000           2,405,063
------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                               1,350,000           1,485,000
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                                        1,475,000           1,430,750
------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                       2,346,000           2,340,135
------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                              4,600,000           4,439,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                      1,800,000           1,795,500
------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                      400,000             511,127
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                      2,900,000           2,936,250
8.875% Sr. Unsec. Nts., 5/15/11                                                             146,000             153,665
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                                            3,400,000           3,238,500
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                                                               1,900,000           2,047,250
10.875% Sr. Sub. Nts., 12/15/12 3                                                         3,100,000           3,495,250
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                            1,950,000           2,081,625
------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                   3,300,000           3,535,125
------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                  3,800,000           3,838,000
7.50% Sec. Nts., 3/15/15                                                                  2,450,000           2,652,125
8% Sr. Sub. Nts., 12/15/12                                                                  850,000             902,063
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                          7,050,000           7,252,688
8.75% Sr. Sub. Nts., 12/15/11                                                             1,250,000           1,318,750
------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                 1,850,000           1,919,375
------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                                   3,752,000           2,645,160
                                                                                                        ----------------
                                                                                                            165,732,983

------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3,6                                                                 7,285,000           7,339,638
10.375% Sr. Sub. Nts., 10/15/15 3,6                                                       3,640,000           3,640,000
------------------------------------------------------------------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                           1,000,000           1,060,000
9.875% Nts., 10/1/11                                                                      1,000,000           1,110,000
                                                                                                        ----------------
                                                                                                             13,149,638


                      22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                               $  2,500,000     $     2,525,000
------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                        950,000             902,500
------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                              2,500,000           2,712,500
------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                  3,200,000           3,048,000
------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                 1,150,000             978,938
------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                3,000,000           3,315,000
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                         1,100,000           1,051,875
                                                                                                        ----------------
                                                                                                             14,533,813

------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                   5,540,000           6,052,450
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                   2,150,000           2,174,188
8.254% Sr. Unsec. Unsub. Nts., 4/1/12 4                                                   2,270,000           2,275,675
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                     2,810,000           2,880,250
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                          1,250,000           1,306,250
------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3                                              1,735,000           1,674,275
------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                     2,000,000           2,030,000
                                                                                                        ----------------
                                                                                                             18,393,088

------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                 2,000,000           2,122,500
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                            1,200,000           1,227,000
8.50% Sr. Sub. Nts., 8/1/14                                                               3,100,000           3,100,000
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                              2,600,000           2,665,000
9.50% Sr. Sec. Nts., 2/15/11                                                              1,600,000           1,704,000
                                                                                                        ----------------
                                                                                                              8,696,000

------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                               3,500,000           3,745,000
------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                    1,650,000           1,856,250
------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 3                                                            1,070,000           1,080,700
8.625% Sr. Sub. Nts., 12/15/12                                                            3,600,000           3,888,000
------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                               5,025,000           5,502,375
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                   2,291,000           2,405,550
8.875% Sr. Unsec. Nts., 3/15/11                                                             467,000             486,848
------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                               1,500,000           1,530,000


                      23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09 1                              $  2,400,000     $     2,550,000
------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                    2,500,000           2,703,125
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                                      1,000,000           1,296,497
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                                       1,000,000           1,880,644
                                                                                                        ----------------
                                                                                                             28,924,989

------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                              2,650,000           2,597,000
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                  2,500,000           2,631,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                         300,000             314,625
                                                                                                        ----------------
                                                                                                              5,542,875

------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                1,200,000           1,227,000
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 3                               1,270,000           1,273,175
------------------------------------------------------------------------------------------------------------------------
ENERGY--7.9%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                              1,200,000           1,272,000
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                             2,400,000           2,598,000
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                              662,000             691,790
------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                      1,500,000           1,601,250
------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts., 5/15/11 1                    2,000,000           2,120,000
------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                          2,800,000           2,912,000
                                                                                                        ----------------
                                                                                                             11,195,040

------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.1%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                1,400,000           1,520,273
------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                          2,650,000           2,716,250
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375%    Sr. Unsec. Nts., 6/15/15                                                       1,700,000           1,717,000
6.875%    Sr. Unsec. Nts., 1/15/16                                                       1,820,000           1,874,600
------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Nts., 8/1/13 3                                     990,000             972,675
------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                                           730,000             700,800
------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                            4,846,000           5,039,840
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                1,800,000           1,836,000
------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                             6,550,000           6,877,500
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                  2,800,000           2,989,000
------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                     2,000,000           2,095,000
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                       1,500,000           1,554,375


                      24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                           $  1,600,000     $     1,640,000
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                       4,500,000           4,702,500
8.375% Sr. Sub. Nts., 8/15/12                                                             2,800,000           3,038,000
------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Nts., 9/15/15 3          485,000             488,638
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           2,500,000           2,625,000
------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                             2,300,000           2,432,250
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                    2,800,000           2,996,000
9.50% Sr. Nts., 2/1/13                                                                    2,400,000           2,718,000
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                             1,355,000           1,371,938
7.375% Sr. Sub. Nts., 7/15/13                                                             1,800,000           1,917,000
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                       6,800,000           6,976,032
8% Sr. Unsub. Nts., 3/1/32                                                                4,000,000           4,436,528
8.875% Sr. Nts., 3/15/10                                                                  1,800,000           1,954,636
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                      1,080,000           1,066,500
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                      4,900,000           5,169,500
------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                           3,000,000           3,435,000
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          10,750,000          11,639,047
------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                 2,400,000           2,514,000
9.625% Sr. Sub. Nts., 4/1/12                                                              1,396,000           1,544,325
------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B, 7/15/12             600,000             702,750
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                      2,300,000           2,351,750
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                       5,700,000           5,999,250
7.875% Nts., 9/1/21                                                                         850,000             939,250
8.75% Unsec. Nts., 3/15/32                                                                2,300,000           2,725,500
------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                    800,000             828,000
                                                                                                        ----------------
                                                                                                            106,104,707

------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.8%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                       4,950,000           5,346,000
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1            3,450,000           2,070,000
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                                                                  731,000             741,965
8% Sr. Nts., 6/15/11 3                                                                    2,070,000           2,147,625
                                                                                                        ----------------
                                                                                                             10,305,590


                      25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,4                                $  2,808,552     $     2,597,911
------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                    578,000             627,130
------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                             750,000             819,375
------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                 1,600,000           1,840,000
                                                                                                        ----------------
                                                                                                              5,884,416

------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 3                                         1,000,000             785,000
------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines
Finance Corp., 9.50% Sr. Unsec. Nts., 2/15/15                                               485,000             526,225
------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 5                                      3,100,000           2,185,500
9.625% Sr. Sub. Nts., 6/15/14                                                             3,933,000           4,395,128
------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts.,
3/15/12                                                                                   1,200,000           1,296,000
------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                       2,390,000           2,043,450
------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                  7,430,000           7,299,975
------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                              650,000             677,625
8.443% Sr. Unsec. Nts., 5/1/10 4                                                            775,000             807,938
                                                                                                        ----------------
                                                                                                             20,016,841

------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                        1,000,000           1,221,174
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.3%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12               1,750,000           1,813,438
------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                    3,540,000           3,867,450
------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                     589,000             599,308
------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                        1,120,000           1,092,000
9.50% Sr. Nts., 1/15/07                                                                   4,300,000           4,520,375
------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                           2,096,000           2,232,240
10.50% Sr. Unsec. Nts., 6/15/09                                                           1,400,000           1,491,000
------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.:
7.50% Sr. Nts., 4/1/15 3                                                                    975,000           1,001,813
7.50% Sr. Unsec. Nts., 4/1/15                                                             1,995,000           2,049,863
                                                                                                        ----------------
                                                                                                             18,667,487

------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                         1,100,000           1,122,000
------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                            2,500,000           2,687,500


                      26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                    $  1,700,000     $     1,751,000
                                                                                                        ----------------
                                                                                                              5,560,500

------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                      2,000,000           2,090,000
------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                                  1,700,000           1,891,250
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                      2,800,000           2,821,000
------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15                               1,440,000           1,483,200
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                           2,630,000           2,676,025
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                       2,430,000           2,475,563
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                              1,000,000             990,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                        2,200,000           2,354,000
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                              2,800,000           2,919,000
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                      1,100,000           1,190,750
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                            8,900,000           8,890,931
6.375% Nts., 1/15/15                                                                      3,550,000           3,529,946
7.875% Sr. Nts., 2/1/11                                                                     800,000             861,463
8.75% Sr. Nts., 9/1/10                                                                    4,600,000           5,103,240
------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                       6,750,000           6,345,000
8.375% Unsec. Nts., 10/1/11                                                                 700,000             670,250
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                      1,246,000           1,224,195
------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08                6,396,680           6,756,493
------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                           2,900,000           3,074,000
------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                      650,000             726,375
------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                     2,650,000           3,047,500
------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                    2,142,000           2,321,393
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 3                               1,245,000           1,291,688
------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                 1,500,000           1,695,000
------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                               2,200,000           2,365,000
------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                 3,230,000           3,108,875
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                  2,460,000           2,306,250
7.375% Nts., 2/1/13                                                                         146,000             139,065
9.875% Sr. Nts., 7/1/14                                                                   3,250,000           3,412,500
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                      1,300,000           1,342,250
7% Sr. Sub. Nts., 11/15/13                                                                3,300,000           3,357,750


                      27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                            $  1,700,000     $     1,844,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                      1,300,000           1,462,500
                                                                                                        ----------------
                                                                                                             85,766,952

------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                        2,800,000           2,772,000
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.6%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                            2,400,000           2,538,000
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                                 1,700,000           1,708,500
8.50% Sr. Unsec. Nts., 10/1/10                                                            1,100,000           1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                         846,000             892,530
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                             2,367,000           2,301,908
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                      1,050,000           1,044,750
6.375% Sr. Sub. Nts., 10/15/15 3                                                          2,730,000           2,764,125
7.625% Sr. Sub. Nts., 6/15/12                                                             1,250,000           1,318,750
------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                           2,600,000           2,736,500
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                  1,784,000           1,944,560
11% Sr. Sub. Nts., 2/15/13                                                                1,493,000           1,690,823
                                                                                                        ----------------
                                                                                                             20,144,946

------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp., 9% Debs., 8/1/12                                                               2,000,000           1,420,000
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2                                         6,825,000             989,625
                                                                                                        ----------------
                                                                                                              2,409,625

------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                  2,000,000           1,945,000
------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 3                        1,600,000           1,456,000
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                        1,789,000           1,905,285
------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                        2,000,000           1,850,000
                                                                                                        ----------------
                                                                                                              7,156,285

------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 3                                                                 2,060,000           2,039,400
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                   5,150,000           4,866,750
8.875% Sr. Nts., Series B, 4/1/08                                                         3,200,000           3,352,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                    1,100,000           1,196,250
------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                       1,500,000                  --


                      28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                            $  3,500,000     $     3,395,000
------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                               1,080,000           1,082,700
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                       2,750,000           2,736,250
7.50% Sr. Nts., 5/1/11                                                                    1,350,000           1,398,938
------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                               2,750,000           2,963,125
                                                                                                        ----------------
                                                                                                             23,030,413

------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                            2,150,000           2,257,500
------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                  1,100,000             885,500
------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                             2,000,000           2,115,000
------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                              1,000,000           1,077,500
                                                                                                        ----------------
                                                                                                              6,335,500

------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                         900,000             830,250
------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                           1,600,000           1,608,000
------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                    2,020,000           2,110,900
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                    600,000             624,000
10.50% Sr. Sub. Nts., 8/1/12                                                              2,174,000           2,440,315
------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                      3,600,000           3,546,000
------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.:
6.25% Sr. Unsec. Nts., 3/1/12                                                             1,245,000           1,188,975
7.50% Sr. Nts., 6/15/11                                                                   2,800,000           2,842,000
------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                   1,900,000           2,042,500
------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                      2,543,902           2,582,061
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                       3,400,000           3,672,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                              500,000             537,500
------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                         2,550,000           2,524,500
------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                             2,000,000           1,905,000
                                                                                                        ----------------
                                                                                                             27,623,751

------------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                  4,600,000           5,244,000
------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,3            1,371,000           1,468,684
------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                                   3,500,000              19,600
                                                                                                        ----------------
                                                                                                              6,732,284


                      29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                        $  2,800,000     $     2,947,000
------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                 550,000             511,500
7.50% Sr. Unsec. Nts., 11/1/13                                                            2,783,000           2,720,383
9.625% Sr. Nts., 12/1/12                                                                  1,800,000           1,962,000
                                                                                                        ----------------
                                                                                                              8,140,883

------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                           8,200,000           7,646,500
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                       1,700,000           1,829,625
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.2%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                    7,400,000           6,512,000
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                      3,315,000           1,872,975
                                                                                                        ----------------
                                                                                                              8,384,975

------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                     1,700,000           1,793,500
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                             6,450,000           6,450,000
------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts., 8/1/14                       2,175,000           2,126,063
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                                         2,500,000           2,387,500
------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                       4,100,000           3,792,500
                                                                                                        ----------------
                                                                                                             14,756,063

------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2 [EUR]                          3,386,201              10,174
------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                          1,521,315                  --
------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                   3,250,000                  --
                                                                                                        ----------------
                                                                                                                 10,174

------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.7%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 3                                 2,655,000           2,787,750
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                  1,600,000           1,684,000
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                         2,950,000           3,071,688
10.25% Sr. Sub. Nts., 8/15/15 3                                                           2,840,000           2,889,700
                                                                                                        ----------------
                                                                                                             10,433,138

------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                              5,950,000           6,128,500
------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                               2,439,000           2,298,758


                      30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                         $  2,800,000     $     2,996,000
                                                                                                        ----------------
                                                                                                             11,423,258

------------------------------------------------------------------------------------------------------------------------
MATERIALS--11.5%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.9%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                              2,000,000           1,340,000
------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                  1,465,000           1,596,850
------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                   1,800,000           2,058,750
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                             146,000             157,680
10.625% Sr. Unsec. Nts., 5/1/11                                                           4,000,000           4,380,000
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                      5,085,000           5,256,619
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                  246,000             304,895
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                                                            4,500,000           4,331,250
9.875% Sr. Nts., 3/1/09                                                                   6,400,000           6,792,000
------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 4                                                         1,325,000           1,520,438
11.625% Sr. Unsec. Nts., 10/15/10                                                            95,000             109,013
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                      24,000              24,510
10.875% Sr. Unsec. Nts., 8/1/13                                                             146,000             173,010
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                   115,000             130,525
------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 3                                           3,000,000           3,082,500
------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                     3,500,000           3,793,125
------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                       1,800,000           1,912,500
------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                       1,300,000             893,750
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                   146,000             153,665
9.50% Sr. Sec. Nts., 12/15/08                                                               700,000             736,750
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                    2,050,000           2,162,750
10.50% Sr. Sec. Nts., 6/1/13                                                              1,150,000           1,305,250
11.125% Sr. Sec. Nts., 7/15/12                                                            1,000,000           1,120,000
------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                             2,640,000           2,851,200
------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                           891,021             940,027
------------------------------------------------------------------------------------------------------------------------
PolyOne Corp., 10.625% Sr. Unsec. Nts., 5/15/10                                           1,396,000           1,444,860
------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                                1,550,000           1,604,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                     1,200,000           1,281,000
------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                 1,320,000           1,402,500
------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 3                                                           1,000,000             975,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                       692,000             757,740


                      31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                              $  1,738,826     $     1,730,132
------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                            714,000             772,905
                                                                                                        ----------------
                                                                                                             57,095,444

------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                    1,845,000           1,042,425
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.4%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                               2,800,000           3,080,000
10.875% Sr. Sec. Nts., 3/1/13                                                             1,400,000           1,631,000
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                             900,000             900,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                     1,200,000           1,158,000
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                   3,100,000           3,053,500
9.50% Sr. Sub. Nts., 8/15/13                                                              2,000,000           1,890,000
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                        600,000             543,000
8.25% Sr. Unsec. Nts., 10/1/12                                                            2,600,000           2,457,000
------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                            1,500,000           1,590,000
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                            2,800,000           2,828,000
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                900,000             940,500
8.25% Sr. Unsec. Nts., 5/15/13                                                            1,346,000           1,406,570
8.75% Sr. Sec. Nts., 11/15/12                                                             4,000,000           4,340,000
8.875% Sr. Sec. Nts., 2/15/09                                                             5,700,000           6,013,500
------------------------------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                                                             1,000,000             865,000
11.625% Sr. Sec. Nts., 6/15/09 3,7                                                        1,404,123           1,495,391
------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                2,750,000           2,447,500
------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                   2,400,000           2,292,000
9.25% Sr. Unsec. Nts., 2/1/08                                                             3,000,000           3,075,000
9.75% Sr. Unsec. Nts., 2/1/11                                                             4,000,000           4,080,000
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                          755,000             811,625
------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                        5,000,000           4,125,000
                                                                                                        ----------------
                                                                                                             51,022,586

------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                            4,546,000           4,216,415
7.875% Sr. Unsec. Nts., 2/15/09                                                           1,300,000           1,267,500
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                      3,200,000           3,312,000
------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                     1,900,000           2,104,250


                      32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2               $    433,000     $            --
------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 1                                                       850,000             943,500
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 1                                           3,830,000           4,461,950
------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                     2,500,000           2,725,000
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 2                  3,000,000           2,932,500
------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                    2,550,000           2,830,500
------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                           850,000             911,625
------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3                                                  3,740,000           3,553,000
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                           3,550,000           3,842,875
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                             1,500,000           1,601,250
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                   1,430,000           1,576,575
10.75% Sr. Nts., 8/1/08                                                                   1,299,000           1,467,870
                                                                                                        ----------------
                                                                                                             37,746,810

------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                            1,250,000           1,278,125
------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                           2,200,000           2,167,000
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                       1,000,000           1,020,000
------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                                           3,000,000           3,232,500
8.125% Sr. Unsec. Nts., 5/15/11                                                             200,000             222,000
9.375% Sr. Unsec. Nts., 2/1/13                                                            4,100,000           4,592,000
------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                                4,700,000           2,185,500
------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                                         779,906             827,194
------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                       1,190,000           1,017,450
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                   1,500,000           1,432,500
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3                                         1,702,000           1,463,720
------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                   2,500,000           1,600,000
8.50% Sr. Unsec. Nts., 2/1/11                                                               189,000             124,268
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                                 2,010,746           1,970,531
                                                                                                        ----------------
                                                                                                             23,132,788

------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.5%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
Cincinnati Bell, Inc., 7% Sr. Nts., 2/15/15                                               1,150,000           1,115,500
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                      1,800,000           1,984,500
------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 3                                         5,090,000           5,217,250
------------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,2 [EUR]                                            2,000,000              96,148
------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08 1                            5,150,000           4,223,000


                      33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 4                                                       $  2,883,000     $     2,911,830
7.688% Sr. Unsec. Nts., 5/1/09 4                                                          5,300,000           5,512,000
------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                               2,730,000           2,893,800
------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 5                       1,250,000             868,750
------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                    4,000,000              80,000
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                   4,271,000           4,260,323
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 4           1,100,000           1,076,625
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 4                                         6,900,000           7,572,750
------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                      14,500,000          16,675,000
14% Sr. Sec. Sub. Nts., 12/15/14                                                          5,850,000           7,122,375
------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                              2,250,000                  --
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                 2,725,000           2,772,688
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                  275,000             279,813
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                           3,050,000           3,156,750
------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15             1,120,000           1,092,000
------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2                                4,500,000                  --
                                                                                                        ----------------
                                                                                                             68,911,102

------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                   2,650,000           2,842,125
11% Sr. Unsec. Nts., 7/31/10                                                                146,000             165,345
12.50% Sr. Unsec. Nts., 2/1/11                                                            2,000,000           2,270,000
------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                   2,570,000           2,814,150
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                              4,600,000           4,899,000
------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                         4,900,000           3,797,500
------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05%  Sr. Unsec. Nts., 11/15/11 4                                                        5,724,000           6,475,275
9.75% Sr. Nts., 11/15/31 4,9                                                              1,300,000           1,652,625
------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                            4,749,000                  --
------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/
Centennial Communications Corp., 10.125% Sr. Nts., 6/15/13                                4,850,000           5,480,500
------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                              1,480,000           1,565,100
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.10% Sr. Nts., 10/15/12 3,4                                                                730,000             723,613
8.875% Sr. Nts., 10/1/13                                                                  1,197,000           1,202,985
------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.349% Sr. Sec. Nts., 1/15/12 4                                         710,000             741,950
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 1,7                                          572,000             680,680


                      34 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., Series F, 3/15/14                                               $  4,000,000     $     4,100,112
7.375% Sr. Nts., Series D, 8/1/15                                                        16,620,000          17,807,615
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                   2,150,000           2,332,750
12.50% Sr. Nts., 11/15/09                                                                 3,008,000           3,226,080
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                              2,100,000           2,215,500
9.75% Sr. Sub. Nts., 1/15/10                                                              3,096,000           3,142,440
9.875% Sr. Nts., 2/1/10                                                                   3,900,000           4,114,500
------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                           3,150,000           3,441,375
------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 5                                                       4,743,000           4,327,988
------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                           3,211,000           3,074,533
------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                          2,200,000           2,453,000
------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                              1,500,000           1,732,500
                                                                                                        ----------------
                                                                                                             87,279,241

------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.4%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3,9                                         3,200,000           3,520,000
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 9.349% Sr. Sec. Nts., 7/15/07 3,4                                          5,085,220           3,915,619
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                   1,146,000           1,206,165
7.75% Sr. Nts., 8/1/10                                                                    1,300,000           1,404,000
------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                    1,749,600           1,743,795
6.125% Nts., 3/25/19 3                                                                      954,422             944,139
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                       7,800,000           8,726,250
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 2                           1,200,000           1,503,000
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                                    3,000,000           3,127,500
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                               1,400,000           1,508,500
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                                              4,378,000           4,684,460
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                              4,896,000           5,336,640
9.50% Sr. Sec. Nts., 7/15/13                                                              5,900,000           6,549,000
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 1                                       2,379,000           2,396,843
------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                       4,650,000           4,952,250
------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                                              7,500,000           7,668,750
------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Sr. Unsec. Nts., Series P, 11/15/14                                      6,725,000           6,417,849
                                                                                                        ----------------
                                                                                                             65,604,760

                                  35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                           $  1,000,000     $     1,023,788
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                                                3,237,766           3,642,486
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                                1,500,000           1,717,500
------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                          6,800,000           4,097,000
------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                                          800,000             827,238
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                     1,813,000           1,781,273
8.75% Sr. Nts., 2/15/12                                                                   1,002,000           1,092,180
10.125% Sr. Sec. Nts., 7/15/13 3                                                          7,450,000           8,344,000
------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                         2,573,574           2,678,125
------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                         1,630,000           1,654,836
                                                                                                        ----------------
                                                                                                             25,834,638
                                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $1,288,466,735)                                                     1,294,987,230

                                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.3%
------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                   137,443                  --
------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 10                             100,000           9,425,000
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                                  2,657             463,314
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                              721                  72
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,10               15,000              18,750
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                        3,727                   --
------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 10                                                      13,033               1,564
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7                         596           4,054,290
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                         160                 272
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 10                                       855           1,066,613
------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                             26,250           3,865,313
                                                                                                        ----------------
Total Preferred Stocks (Cost $20,714,445)                                                                    18,895,188

------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.6%
------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. 10                                                                     9,800             301,056
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            4,300             316,953
------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                            2,300             316,250
------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                             8,000             317,600
------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                                80,900           2,222,323
------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                      3,261             312,241
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                  4,300             323,446


                      36 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                 5,100     $       281,724
------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                7,000             325,080
------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                               9,975              49,775
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                    4,100             333,412
------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                        15,012                  --
------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                  4,504             290,868
------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                                            34,200           1,491,804
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                 4,911             317,889
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                   3,500             313,425
------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                   2,600             306,436
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               1,339              60,951
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 10                                                                          38,800             638,260
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 10                                                                      30,000             881,400
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                4,522             316,133
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                         132,227             140,161
------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                 3,500             307,965
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                             7,900             286,138
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                            4,918             337,572
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                       131,073           1,006,641
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                             45,000           1,875,150
------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                            10,400             303,368
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                           148              17,963
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                    499              57,734
------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                    6,600             312,048
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                25,000             347,500
------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                               24,800           1,331,760
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                           4,600             344,540
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                 10,000             534,400
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                                                                      5,100             317,220
------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                             4,500             300,915
------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                            82,500           2,435,400
------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,10,11                                  1,665                  --
------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                              45,871              90,366
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                               4,700             322,044
------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                          10,000             313,500
------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                           66,667                  --
------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 10                                                                               6,300             301,644
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 10                                                                            54,796           1,017,699


                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                    79,703     $       398,515
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                                23,291             968,906
------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                       4,100             300,120
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                           3,100             298,096
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                         13,600             478,720
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                2,800             326,144
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                               30,285             820,118
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                            30,285             779,839
------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                   3,400             314,194
------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                            80,836           2,841,385
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                     6,325             317,831
------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                            4,663             321,421
------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                    20,367             516,711
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               13,600             300,424
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                           8,300             277,552
------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 10                                                               4,800             315,840
------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                         15,000             552,000
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 10                                                                              44,100             328,545
------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                                                 92,374           6,170,583
------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                   5,300             312,647
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    3,653             312,076
------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 10                                                                        10,000             297,000
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                    10,765             134,563
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                            2,800             363,804
------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                                                        27,620             664,537
------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                16,249             414,350
------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,12                                                                      323,326               6,467
------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                                                                  288,828                 --
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                             6,900             296,148
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                     5,400             305,478
------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 10                                                                       2,300             286,166
------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 6,700             315,302
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                           7,000             314,090
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                                                                 5,982             143,568
------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 10                                                                    50,000             196,000
------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                  3,900             304,980
------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                           50,000           1,045,000
------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                            50,000             901,000


                      38 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 10                                                                    142,064     $     3,260,369
------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                   2,159              87,958
------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                                                    50,000              55,000
------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     2,900             327,352
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                     6,900             292,215
------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                          15,600             319,800
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                           2,800             316,568
------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                                                           14,411                  43
------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                          3,500             303,170
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                            395,470             850,473
------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                               3,900             295,503
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                    70,000           1,753,500
------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                          8,794                 176
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 10                                                                   11,249              28,797
                                                                                                        ----------------
Total Common Stocks (Cost $53,390,462)                                                                       53,149,798

                                                                                              UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,10                                                   4,900           1,725,671
------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,10                                                      2,000                   2
------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                        3,300                  --
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                             2,320                  --
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                       3,450                  --
------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                     6,000                  --
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                                            725                   7
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                                            19,990                 900
Exp. 5/16/06 1,10                                                                                30                  --
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                            3,600                  --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                                     1,390                  --
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                                     2,565                  --
------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07  10                                                       28,880                 231
------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                          5,000                  --
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                 100,000              40,000
------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,10                                                      3,500                  35
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 10                                               9,711               4,871
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 1,10                                       22,501               7,875
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 1,10                                       16,876               4,050


                      39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                                                                                  VALUE
                                                                                              UNITS          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 1,10                                       16,876     $         3,713
                                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $394,340)                                                       1,787,355

                                                                                          PRINCIPAL
                                                                                             AMOUNT
------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.3%
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 3,13                                                      $  1,933,333           1,905,542
Series 4-T1, 8.25%, 6/29/10 3,13                                                         14,849,010          14,774,765
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2005-1, 7.651%, 6/15/15 1,13                                           3,248,640           3,368,710
                                                                                                        ----------------
Total Structured Notes (Cost $20,367,036)                                                                    20,049,017

------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.7%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.78% in joint repurchase agreement (Principal Amount/
Value $951,774,000, with a maturity value of $952,055,566) with UBS Warburg
LLC, 3.55%, dated 9/30/05, to be repurchased at $54,990,263 on 10/3/05, collateralized by Federal National Mortgage Assn., 5%, 10/1/35,
with a value of $972,647,107 (Cost $54,974,000)                                          54,974,000          54,974,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,448,952,877)                                              97.9%      1,451,677,299
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 2.1          31,644,767
                                                                                       ---------------------------------
NET ASSETS                                                                                    100.0%    $ 1,483,322,066
                                                                                       =================================


                      40 | OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro

GBP         British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $53,688,810, which represents 3.62% of the Fund's net assets, of which $6,467 is considered restricted. See
Note 7 of Notes to Financial Statements.

2. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $168,344,811 or 11.35% of the Fund's net assets as of September 30, 2005.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See Note 1 of Notes to Financial Statements.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,577,375. See Note 6 of Notes to Financial Statements.

10. Non-income producing security.

11. Received as the result of issuer reorganization.

12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2005 amounts to $6,467. Transactions during the period in which the issuer was an affiliate are as follows:

                            SHARES        GROSS          GROSS            SHARES
                    SEPT. 30, 2004    ADDITIONS     REDUCTIONS    SEPT. 30, 2005
--------------------------------------------------------------------------------
Prandium, Inc.             323,326           --             --           323,326

                                                         VALUE          DIVIDEND
                                                    SEE NOTE 1            INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                          $6,467               $--

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,445,149,577)
                                                                                        $ 1,451,670,832
Affiliated companies (cost $3,803,300)                                                            6,467
                                                                                        ---------------
                                                                                          1,451,677,299
--------------------------------------------------------------------------------------------------------
Cash                                                                                            631,831
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                   27,895,076
Investments sold                                                                             20,791,572
Futures margins                                                                                  29,146
Other                                                                                            35,055
                                                                                        ---------------
Total assets                                                                              1,501,059,979

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                           10,909,587
Shares of beneficial interest redeemed                                                        3,769,532
Dividends                                                                                     1,632,705
Distribution and service plan fees                                                              948,697
Transfer and shareholder servicing agent fees                                                   286,897
Shareholder communications                                                                      105,409
Trustees' compensation                                                                           42,789
Other                                                                                            42,297
                                                                                        ---------------
Total liabilities                                                                            17,737,913

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 1,483,322,066
                                                                                        ================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $       157,789
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                1,919,275,632
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (4,517,953)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (434,329,713)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             2,736,311
                                                                                        ---------------
NET ASSETS                                                                              $ 1,483,322,066
                                                                                        ================


                      42 | OPPENHEIMER CHAMPION INCOME FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $936,924,718 and
99,627,509 shares of beneficial interest outstanding)                                               $9.40
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $9.87
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $297,056,208 and 31,623,516 shares
of beneficial interest outstanding)                                                                 $9.39
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $218,849,935 and 23,296,719 shares
of beneficial interest outstanding)                                                                 $9.39
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $30,491,205 and 3,241,008 shares
of beneficial interest outstanding)                                                                 $9.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $1,402)             $ 122,512,448
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $674)                    619,423
--------------------------------------------------------------------------------
Other income                                                             27,152
--------------------------------------------------------------------------------
Portfolio lending fees                                                      230
                                                                  --------------
Total investment income                                             123,159,253

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,797,699
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,431,873
Class B                                                               3,625,858
Class C                                                               2,365,720
Class N                                                                 150,798
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,043,788
Class B                                                                 689,600
Class C                                                                 456,063
Class N                                                                 127,949
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 144,456
Class B                                                                  66,030
Class C                                                                  36,973
Class N                                                                   4,061
--------------------------------------------------------------------------------
Trustees' compensation                                                   38,399
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,557
--------------------------------------------------------------------------------
Other                                                                   100,268
                                                                  --------------
Total expenses                                                       22,108,092
Less reduction to custodian expenses                                    (28,557)
Less waivers and reimbursements of expenses                             (22,067)
                                                                  --------------
Net expenses                                                         22,057,468

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               101,101,785


                      44 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                   $ 34,188,861
Closing of futures contracts                                                      (898,560)
Foreign currency transactions                                                      527,106
Swap contracts                                                                    (723,733)
                                                                              -------------
Net realized gain                                                               33,093,674
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (47,193,555)
Translation of assets and liabilities denominated in foreign currencies           (888,498)
Futures contracts                                                                   10,499
Swap contracts                                                                    (945,697)
                                                                              -------------
Net change in unrealized appreciation                                          (49,017,251)

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 85,178,208
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      45 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                  2005               2004
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                          $   101,101,785    $   117,710,962
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            33,093,674        (20,716,275)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (49,017,251)        80,330,823
                                                               -----------------------------------
Net increase in net assets resulting from operations                85,178,208        177,325,510

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (64,721,997)       (69,423,492)
Class B                                                            (20,887,065)       (30,473,943)
Class C                                                            (13,686,675)       (16,348,126)
Class N                                                             (1,853,700)        (1,510,734)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            (56,369,214)        93,691,660
Class B                                                           (125,249,481)       (71,643,962)
Class C                                                            (25,083,758)        (2,512,035)
Class N                                                              1,866,894         14,801,692

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                         (220,806,788)        93,906,570
--------------------------------------------------------------------------------------------------
Beginning of period                                              1,704,128,854      1,610,222,284
                                                               -----------------------------------
End of period (including accumulated net investment loss
of $4,517,953 and $2,461,026, respectively)                    $ 1,483,322,066    $ 1,704,128,854
                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      46 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                    2005              2004             2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   9.50        $     9.17         $   8.05        $   9.00        $  11.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .62 1             .69              .78             .77            1.03
Net realized and unrealized gain (loss)                (.09)              .33             1.12            (.95)          (1.97)
                                                   ------------------------------------------------------------------------------
Total from investment operations                        .53              1.02             1.90            (.18)           (.94)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.63)             (.69)            (.78)           (.77)          (1.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.40        $     9.50         $   9.17        $   8.05        $   9.00
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     5.65%            11.40%           24.62%          (2.49)%         (9.19)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $936,925        $1,003,748         $876,600        $659,017        $670,207
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $992,935        $  953,063         $783,469        $718,443        $696,332
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  6.52%             7.28%            8.98%           8.57%          10.14%
Total expenses                                         1.08% 4           1.07% 4,5        1.08% 4         1.14% 4         1.07% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%               58%              68%             62%             47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      47 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS B    YEAR ENDED SEPTEMBER 30,                    2005            2004             2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   9.49        $   9.16         $   8.04        $   8.99        $  10.98
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1           .61              .71             .70             .96
Net realized and unrealized gain (loss)                (.10)            .34             1.12            (.95)          (1.97)
                                                   ----------------------------------------------------------------------------
Total from investment operations                        .45             .95             1.83            (.25)          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)           (.62)            (.71)           (.70)           (.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.39        $   9.49         $   9.16        $   8.04        $   8.99
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.87%          10.58%           23.71%          (3.23)%         (9.81)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $297,056        $425,072         $479,887        $432,009        $515,270
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $362,813        $463,835         $449,354        $508,625        $540,165
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.75%           6.57%            8.27%           7.85%           9.40%
Total expenses                                         1.82% 4         1.81% 4,5        1.84% 4         1.89% 4         1.82% 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%             58%              68%             62%             47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      48 | OPPENHEIMER CHAMPION INCOME FUND

CLASS C    YEAR ENDED SEPTEMBER 30,                    2005            2004             2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   9.49        $   9.16         $   8.04        $   8.99        $  10.98
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1           .62              .71             .70             .96
Net realized and unrealized gain (loss)                (.10)            .33             1.12            (.95)          (1.97)
                                                   ----------------------------------------------------------------------------
Total from investment operations                        .45             .95             1.83            (.25)          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)           (.62)            (.71)           (.70)           (.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.39        $   9.49         $   9.16        $   8.04        $   8.99
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.86%          10.59%           23.71%          (3.23)%         (9.82)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $218,850        $246,301         $240,077        $180,131        $192,898
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $237,000        $249,356         $208,876        $200,233        $208,439
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.77%           6.55%            8.23%           7.83%           9.40%
Total expenses                                         1.82% 4         1.82% 4,5        1.84% 4         1.89% 4         1.82% 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%             58%              68%             62%             47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      49 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED SEPTEMBER 30,                   2005          2004         2003         2002         2001 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  9.51       $  9.17      $  8.05      $  9.00      $ 10.75
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .58 2         .67          .75          .73          .57
Net realized and unrealized gain
(loss)                                                (.09)          .32         1.11         (.93)       (1.75)
                                                   --------------------------------------------------------------
Total from investment operations                       .49           .99         1.86         (.20)       (1.18)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.59)         (.65)        (.74)        (.75)        (.57)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.41       $  9.51      $  9.17      $  8.05      $  9.00
                                                   ==============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    5.23%        11.07%       24.10%       (2.71)%     (11.29)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $30,491       $29,008      $13,658      $ 6,126      $ 1,017
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $30,252       $22,249      $ 9,534      $ 3,398      $   330
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 6.12%         6.78%        8.47%        8.04%        9.72%
Total expenses                                        1.55%         1.54%        1.71%        1.36%        1.07%
Expenses after payments and waivers and
reduction to custodian expenses                       1.48%         1.48%        1.50%        1.36%        1.07%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 53%           58%          68%          62%          47%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      50 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal


                      51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 1.3% of the Fund's net assets and resulted in unrealized cumulative losses of $318,019.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $10,909,587 of securities issued on a when-issued basis or forward commitment.


                      52 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $19,388,406, representing 1.31% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                      53 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED   UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT      LONG-TERM                     LOSS   FOR FEDERAL INCOME
     INCOME                   GAIN     CARRYFORWARD 1,2,3,4         TAX PURPOSES
     ---------------------------------------------------------------------------
     $701,829                  $--             $426,361,850           $5,360,735

1. As of September 30, 2005, the Fund had $426,302,892 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2005, details of the capital loss carryforwards were as follows:

                   EXPIRING
                   ----------------------------------
                   2008                 $   2,190,148
                   2009                    30,381,616
                   2010                    94,306,197
                   2011                   235,839,091
                   2012                    63,585,840
                                        -------------
                   Total                $ 426,302,892
                                        =============

2. The Fund had $58,958 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended September 30, 2005, the Fund utilized $17,433,702 of capital loss carry forward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.


                      54 | OPPENHEIMER CHAMPION INCOME FUND

       INCREASE TO                     REDUCTION TO
       ACCUMULATED                  ACCUMULATED NET
       NET INVESTMENT                 REALIZED LOSS
       LOSS                          ON INVESTMENTS
       --------------------------------------------
       $2,009,275                        $2,009,275

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                         YEAR ENDED        YEAR ENDED
                                     SEPT. 30, 2005    SEPT. 30, 2004
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income                 $101,149,437      $117,756,295

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities               $ 1,457,031,635
       Federal tax cost of other investments               (593,624)
                                                    ----------------
       Total federal tax cost                       $ 1,456,438,011
                                                    ================
       Gross unrealized appreciation                $    80,212,683
       Gross unrealized depreciation                    (85,573,418)
                                                    ----------------
       Net unrealized depreciation                  $    (5,360,735)
                                                    ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                      55 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED SEPTEMBER 30, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                   SHARES            AMOUNT              SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                           24,627,065     $ 235,353,302          41,567,263     $ 391,849,534
Dividends and/or
distributions reinvested        5,248,018        50,011,508           5,595,690        52,821,467
Redeemed                      (35,858,021)     (341,734,024) 1      (37,188,670)     (350,979,341)
                             ---------------------------------------------------------------------
Net increase (decrease)        (5,982,938)    $ (56,369,214)          9,974,283     $  93,691,660
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,850,533     $  27,211,982           7,616,034     $  71,826,969
Dividends and/or
distributions reinvested        1,502,236        14,305,437           2,169,505        20,455,811
Redeemed                      (17,506,366)     (166,766,900) 1      (17,425,884)     (163,926,742)
                             ---------------------------------------------------------------------
Net decrease                  (13,153,597)    $(125,249,481)         (7,640,345)    $ (71,643,962)
                             =====================================================================


                      56 | OPPENHEIMER CHAMPION INCOME FUND

                              YEAR ENDED SEPTEMBER 30, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                   SHARES            AMOUNT              SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                            3,564,757     $  34,027,468           6,217,532     $  58,612,089
Dividends and/or
distributions reinvested          992,150         9,443,866           1,158,067        10,919,757
Redeemed                       (7,204,308)      (68,555,092) 1       (7,653,337)      (72,043,881)
                             ---------------------------------------------------------------------
Net decrease                   (2,647,401)    $ (25,083,758)           (277,738)    $  (2,512,035)
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                            1,157,531     $  11,075,703           1,860,624     $  17,609,798
Dividends and/or
distributions reinvested          188,577         1,796,398             154,682         1,460,212
Redeemed                       (1,156,093)      (11,005,207) 1         (453,873)       (4,268,318)
                             ---------------------------------------------------------------------
Net increase                      190,015     $   1,866,894           1,561,433     $  14,801,692
                             =====================================================================

1. Net of redemption fees of $29,150, $10,651, $6,958 and $888 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                  PURCHASES             SALES
-------------------------------------------------------------
Investment securities          $778,640,641      $891,342,447

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2005, the Fund paid $3,297,116 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate


                      57 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $20,757,330, $8,037,009 and $408,088, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A          CLASS B          CLASS C          CLASS N
                              CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                        SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                          RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED                DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
September 30, 2005           $414,011          $17,748         $875,328          $25,989          $15,839
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2005, OFS waived $22,067 for Class N shares. This undertaking may be amended or withdrawn at any time.


                      58 | OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of September 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and


                      59 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued
losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION     NUMBER OF         VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                  DATES     CONTRACTS      SEPTEMBER 30, 2005      APPRECIATION
----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                   12/15/05            25              $4,035,000           $ 3,531
                                                                                            --------
CONTRACTS TO SELL
Standard & Poor's 500 Index        12/15/05            15               4,628,625            14,756
                                                                                            --------
                                                                                            $18,287
                                                                                            ========

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                     ACQUISITION                        VALUATION AS OF        UNREALIZED
SECURITY                                   DATES            COST     SEPTEMBER 30, 2005      DEPRECIATION
---------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                   1/4/01     $     6,660                $    --       $     6,660
Prandium, Inc.                   3/19/99-7/18/02       3,803,300                  6,467         3,796,833
                                                     ----------------------------------------------------
                                                     $ 3,809,960                $ 6,467       $ 3,803,493
                                                     ====================================================

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and


                      60 | OPPENHEIMER CHAMPION INCOME FUND
any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had no securities on loan.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      61 | OPPENHEIMER CHAMPION INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CHAMPION INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Champion Income Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
November 18, 2005


                      62 | OPPENHEIMER CHAMPION INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions should be multiplied by 1.07% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,102,981 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      63 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      64 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of           Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
Trustees (since 2003) and          and The El Paso Mortgage Company (since 1993); Chairman of the following private
Trustee (since 2000)               companies: Ambassador Media Corporation (since 1984) and Broadway Ventures (since
Age: 68                            1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991)
                                   and The Lynde and Harry Bradley Foundation, Inc. (nonprofit organization) (since
                                   2002); former Chairman of the following: Transland Financial Services, Inc.
                                   (private mortgage banking company) (1997-2003), Great Frontier Insurance
                                   (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                   (1995-2000); former Director of the following: UNUMProvident (insurance company)
                                   (1991-2004), Storage Technology Corporation (computer equipment company)
                                   (1991-2003) and International Family Entertainment (television channel)
                                   (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                            Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G.
                                   Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust
                                   Company (investment adviser) (until 2000); Vice Chairman and Director of A.G.
                                   Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc.
                                   (until March 1999); Chairman of A.G. Edwards Trust Company (until March 1999) and
                                   A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1998)               (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                            Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                   of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                   Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site)
Trustee (since 2000)               (since June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May
Age: 67                            2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June
                                   1999); Chairman of Price Waterhouse LLP Global Investment Management Industry
                                   Services Group (July 1994-June 1998). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                                   Chairman and Director (until October 1996) and President and Chief Executive
                                   Officer (until October 1995) of the Manager; President, Chief Executive Officer
                                   and Director of the following: Oppenheimer Acquisition Corp.


                      65 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                     ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
Continued                          Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or
Age: 65                            affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)               organization) (since February 2000); Director of The California Endowment
Age: 59                            (philanthropic organization) (since April 2002); Director of Community Hospital of Monterey Peninsula (since February 2002); Director of American Funds' Emerging
                                   Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO
                                   Investment Management Company (February 1991-April 2000); Member of the
                                   investment committees of The Rockefeller Foundation and The University of
                                   Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit
                                   (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional
                                   Funds (investment company) (1996-June 2004); Trustee of MML Series Investment
                                   Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland)
                                   pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since
Trustee (since 2002)               August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                            State Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT
                                   (charitable organization) (since 1986); Trustee of the Gallagher Family
                                   Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                   Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                   (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                   2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                                   (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2001)               (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                            company) (since 1996), the Springfield Library and Museum Association (museums)
                                   (since 1995) and the Community Music School of Springfield (music school) (since
                                   1996); Chairman and Trustee (since 2003) and Chairman of the Investment Committee
                                   (since 1994) of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999);
                                   Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                   (January 1999-July 1999); Member of the Investment Committee of the Community
                                   Foundation of Western Massachusetts (1998-2003); and Executive Vice President of
                                   Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July
                                   1999). Oversees 40 portfolios in the OppenheimerFunds complex.


                      66 | OPPENHEIMER CHAMPION INCOME FUND

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                   TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                   DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and                      (since September 2000) of the Manager; President and Director or Trustee of other
Principal Executive Officer        Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                       Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
and Trustee                        Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
(since 2001)                       November 2001); Chairman and Director of Shareholder Services, Inc. and of
Age: 56                            Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                   Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                   Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                   (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001); President (since November 2001) and Director
                                   (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                   President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                   (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                   Operating Officer of the Manager (September 2000-June 2001); President and
                                   Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                   Insurance Company (September 1999-August 2000); President, Chief Executive
                                   Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                   77 portfolios as a Trustee or Director and 10 additional portfolios as an officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        KOURKOULAKOS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                   FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON
                                   WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL
                                   HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,            Vice President of the Manager since December 2001; formerly a High Yield Analyst
Vice President                     (1998 - 2001) and a Securities Analyst (1995 - 1998) of the Manager. An officer
(since 2002)                       of 3 portfolios in the OppenheimerFunds complex.
Age: 39

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer           Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                       President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 55                            officer of 87 portfolios in the OppenheimerFunds complex.


                      67 | OPPENHEIMER CHAMPION INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and                      of the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                 Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                       Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 46                            and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                   Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June
                                   2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                   1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                   Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                   Services Division (March 1995-March 1999). An officer of 87 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary       2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                       December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 57                            December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                   Management Corporation (since December 2001); Secretary and General Counsel of
                                   OAC (since November 2001); Assistant Secretary (since September 1997) and
                                   Director (since November 2001) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                   Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                   Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                   Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                   of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                   Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                   November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                   2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                   (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                   Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                   1989-November 2001), and OppenheimerFunds International Ltd. (September
                                   1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                      68 | OPPENHEIMER CHAMPION INCOME FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $30,500 in fiscal 2005 and $29,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audits.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant $6,667 in fiscal 2005 and no such fees in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: audit of the tax provision for certain structured instruments.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $21,667 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005